Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CSOP ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001617113
Document Creation Date	dei_DocumentCreationDate	Oct. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2017
Prospectus Date	rr_ProspectusDate	Oct. 20, 2017